August 29, 2007


Securities and Exchange Commission
450 F Street, NE
Washington, D.C.  20549


     Re:  Van Kampen American Capital Equity Opportunity Trust, Series 151
          File No. 333-76247   CIK #1025285

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on August 24, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.